UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  372 Washington Street
	  Wellesley, MA 02481

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Wellesley, Massachusetts	August 8, 2007

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	68

Form 13F Information Table Value Total:  	$252,369,000

Bainco International Investors
June 30, 2007

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     5076   224620 SH       SOLE                   224620
AT&T Inc.                      COM              00206R102      363     8735 SH       SOLE                     8735
Abbott Laboratories            COM              002824100      221     4128 SH       SOLE                     4128
Altria Group, Inc              COM              02209S103     5309    75687 SH       SOLE                    75687
American International Group   COM              026874107      518     7398 SH       SOLE                     7398
Amgen                          COM              031162100      315     5700 SH       SOLE                     5700
Apple Inc                      COM              037833100      942     7716 SH       SOLE                     7716
Applied Materials              COM              038222105     3358   169000 SH       SOLE                   169000
Automatic Data Processing      COM              053015103     4070    83975 SH       SOLE                    83975
Bank of America                COM              060505104     6157   125934 SH       SOLE                   125934
Baxter International Inc       COM              071813109     6797   120645 SH       SOLE                   120645
Berkshire Hathaway Cl A        COM              084670108     1204       11 SH       SOLE                       11
CVS Corp                       COM              126650100     8307   227905 SH       SOLE                   227905
Charles Schwab Corp            COM              808513105     3461   168650 SH       SOLE                   168650
Chevron Texaco Corp.           COM              166764100      345     4100 SH       SOLE                     4100
Cisco Systems Inc              COM              17275R102     7258   260606 SH       SOLE                   260606
Citigroup Inc                  COM              172967101     6810   132770 SH       SOLE                   132770
Citrix Systems Inc             COM              177376100     4656   138275 SH       SOLE                   138275
ConocoPhillips                 COM              20825C104     7439    94770 SH       SOLE                    94770
Critical Path                  COM              22674V506        2    17074 SH       SOLE                    17074
Cytyc Corporation              COM              232946103      496    11500 SH       SOLE                    11500
Dell Computer                  COM              24702r101     4741   166060 SH       SOLE                   166060
Digimarc Corp                  COM              253807101     2231   227450 SH       SOLE                   227450
Emerson Electric               COM              291011104     4785   102250 SH       SOLE                   102250
EnerNOC Inc.                   COM              292764107     3767    98800 SH       SOLE                    98800
Exxon Mobil Corp.              COM              30231g102     8606   102594 SH       SOLE                   102594
Genentech Inc.                 COM              368710406     1211    16000 SH       SOLE                    16000
General Electric               COM              369604103    11232   293415 SH       SOLE                   293415
Hartford Financial Services    COM              416515104     5325    54055 SH       SOLE                    54055
Hexcel Corporation             COM              428291108     6429   305135 SH       SOLE                   305135
IndyMac Mtg Holdings Inc       COM              456607100      233     8000 SH       SOLE                     8000
Intel Corporation              COM              458140100     1349    56784 SH       SOLE                    56784
International Business Machine COM              459200101      946     8990 SH       SOLE                     8990
JP Morgan Chase                COM              46625h100     6863   141656 SH       SOLE                   141656
Johnson & Johnson              COM              478160104     7695   124877 SH       SOLE                   124877
Juniper Networks Inc.          COM              48203r104     3109   123535 SH       SOLE                   123535
Kraft Foods Inc.               COM              50075N104     2906    82430 SH       SOLE                    82430
Lawson Software                COM              52078P102     3723   376450 SH       SOLE                   376450
Maxim Integrated Prods.        COM              57772K101      718    21500 SH       SOLE                    21500
Merck                          COM              589331107      339     6802 SH       SOLE                     6802
Microsoft Corp                 COM              594918104     8779   297900 SH       SOLE                   297900
Mobilepro Corp.                COM              60742e205       13   450000 SH       SOLE                   450000
New York Community Bancorp     COM              649445103     6111   359035 SH       SOLE                   359035
Nortel Networks Corp           COM              656568508      852    35285 SH       SOLE                    35285
Northern Trust Corp.           COM              665859104     5362    83475 SH       SOLE                    83475
Office Depot                   COM              676220106      500    16500 SH       SOLE                    16500
Oracle Corporation             COM              68389X105     6239   316550 SH       SOLE                   316550
Orthometrix Inc.               COM              68750M100        3   127265 SH       SOLE                   127265
Pfizer Inc                     COM              717081103      453    17710 SH       SOLE                    17710
Schering Plough Corp           COM              806605101     6762   222150 SH       SOLE                   222150
Smith International, Inc.      COM              832110100     7192   122650 SH       SOLE                   122650
Smurfit-Stone Container Corp   COM              832727101     2555   191990 SH       SOLE                   191990
Staples Inc                    COM              855030102     5296   223180 SH       SOLE                   223180
Sun Microsystems               COM              866810104       79    15000 SH       SOLE                    15000
SunTrust Banks                 COM              867914103     3607    42068 SH       SOLE                    42068
Sysco Corp                     COM              871829107     4377   132681 SH       SOLE                   132681
Temple-Inland Inc              COM              879868107     3684    59875 SH       SOLE                    59875
Tiffany & Co.                  COM              886547108      212     4000 SH       SOLE                     4000
Tyler Technologies Inc.        COM              902252105     5588   450262 SH       SOLE                   450262
United Technologies Corp       COM              913017109     4852    68410 SH       SOLE                    68410
UnitedHealth Group Inc.        COM              91324p102     6249   122200 SH       SOLE                   122200
Valero Energy                  COM              91913Y100      510     6900 SH       SOLE                     6900
Viacom Inc Cl B                COM              92553P201     7405   177874 SH       SOLE                   177874
Wal-Mart Stores                COM              931142103     3723    77375 SH       SOLE                    77375
Willis Group Holdings Limited  COM              G96655108     3115    70700 SH       SOLE                    70700
Windstream Corp.               COM              97381w104     4411   298829 SH       SOLE                   298829
XL Capital Ltd                 COM              G98255105     4618    54784 SH       SOLE                    54784
eBay, Inc.                     COM              278642103      509    15825 SH       SOLE                    15825